Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Number of Common Shares	Equity Reserves [Member]	Treasury Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021		102,243,211
Balance, amount at Dec. 31, 2021	$ 78,507	$ 129,953	$ 9,573	$ (97)	$ (4,969)	$ (55,953)
Statement [Line Items]
Common shares issued for acquisition of La Preciosa, shares		15,075,000
Common shares issued for acquisition of La Preciosa, amount	14,630	$ 14,630	0	0	0	0
At the market issuances, amount	0	0	0	0	0	0
Exercise of warrants, amount	0	$ 0	0	0	0	0
Exercise of options, shares		48,000
Exercise of options, amount	31	$ 46	(15)	0	0	0
Issuance costs	(13)	(13)	0	0	0	0
Share-based payments	1,062	0	1,062	0	0	0
Net Income	2,929	0	0	0	0	2,929
Currency translation differences	238	$ 0	0	0	238	0
Balance, shares at Jun. 30, 2022		117,366,211
Balance, amount at Jun. 30, 2022	97,384	$ 144,616	10,620	(97)	(4,731)	(53,024)
Balance, shares at Dec. 31, 2022		118,349,090
Balance, amount at Dec. 31, 2022	98,021	$ 145,515	9,852	(97)	(5,223)	(52,026)
Statement [Line Items]
At the market issuances, amount	586	586	0	0	0	0
Issuance costs	(218)	(218)	0	0	0	0
Share-based payments	1,182	0	1,182	0	0	0
Net Income	782	0	0	0	0	782
Currency translation differences	(576)	$ 0	0	0	(576)	0
At the market issuances, shares		837,700
Carrying value of RSUs exercised, shares		592,667
Carrying value of RSUs exercised, amount	0	$ 512	(512)	0	0	0
Balance, shares at Jun. 30, 2023		119,779,457
Balance, amount at Jun. 30, 2023	$ 99,777	$ 146,395	$ 10,522	$ (97)	$ (5,799)	$ (51,244)